Note 15 - Future Minimum Lease Payments under the Non-Cancelable Operating Leases (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Year 1	$ 1,304
Year 2	1,284
Year 3	1,253
Year 4	884
Year 5	542
Thereafter	150
Total minimum lease payments	$ 5,417